Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Oct. 23, 2020
Summary Of Significant Accounting Policies [Line Items]
Exercise price of warrants	$ 11.50		$ 11.50	$ 11.50	$ 11.50
Cash equivalents	$ 0		$ 0	$ 0	$ 0
Federal depository insurance coverage	250,000		$ 250,000	$ 250,000	$ 250,000
Original maturity investment term			185 days or less	185 days or less
Common stock shares subject to possible redemption			33,488,198	34,569,314	33,488,198
Interest and penalties accrued			$ 0		$ 0
Offering costs			21,831,140
Unrecognized tax benefits income tax penalties and interest accrued	$ 0		$ 0	$ 0	$ 0
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2021			Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true			true
Initial Public Offering and Private Placement
Summary Of Significant Accounting Policies [Line Items]
Number of shares purchased in calculation of diluted loss per share			20,116,667	20,116,667
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Warrant exercisable number of shares	1		1	1	1
Aggregate warrants exercisable			1,666,667
Share price	$ 11.50		$ 11.50	$ 11.50	$ 11.50
Common stock shares subject to possible redemption	564,664	516,452	33,488,198	34,569,314
Forward Purchase Agreements
Summary Of Significant Accounting Policies [Line Items]
Warrant exercisable number of shares	1		1	1	1
Exercise price of warrants			$ 11.50		$ 11.50
Aggregate warrants exercisable			1,666,667	1,666,667
Aggregate purchase price			$ 50,000,000	$ 50,000,000
Share price			$ 10.00		10.00
Aggregate number of shares sold			5,000,000
Forward Purchase Agreements | Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Share price	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Aggregate number of shares sold			5,000,000	5,000,000
Private Placement Warrants
Summary Of Significant Accounting Policies [Line Items]
Exercise price of warrants						$ 1.50
Private Placement Warrants | IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right issued during the period shares	6,700,000		6,700,000	6,700,000	6,700,000
Public Warrants [Member] | IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Class of warrant or right issued during the period shares	13,416,667		13,416,667	13,416,667	13,416,667